Vessels and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels and equipment, net	Newbuildings
The table below sets forth the carrying value of our newbuildings:

(in millions of $)	2025	2024
As of January 1	—	132.6
Installment payments(1)	—	310.8
Capitalized interest	—	1.9
Other capitalized costs(2)	—	5.5
Reclassification to Vessels and equipment(3)	—	(450.8)
As of December 31	—	—

(1) Installment payments in the year ended December 31, 2024 include $310.8 million for the fifth and sixth installments net of address commissions to New Times Shipyard for newbuildings “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. Of this amount, $5.1 million relating to the sixth installments for “Mount Bandeira” and “Mount Hua” were paid in December 2023 in advance of their deliveries in January 2024 and were presented as “Other non-current assets” on the consolidated balance sheet as of December 31, 2023.

The Company drew down $295.5 million in the year ended December 31, 2024 on the sale leaseback financing to fund these installments and the installment payments were made by CCBFL and Jiangsu (as these terms are defined in Note 14) on behalf of the Company.

(2) Other capitalized costs primarily includes direct costs associated with the supervision of our newbuilding program.

(3) “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai” were delivered in the year ended December 31, 2024 and their corresponding costs were reclassified to Vessels and equipment.
Vessels and equipment, net

(in millions of $)	2025	2024
Cost
As of January 1	888.6	437.8
Additions	—	450.8
As of December 31	888.6	888.6

Depreciation
As of January 1	(35.6)	(9.1)
Charge for the year	(29.2)	(26.5)
As of December 31	(64.8)	(35.6)

Net book value as of December 31	823.8	853.0

The table below shows the dates the vessels were delivered to the Company:

Vessel	Delivery date
Mount Norefjell	March 2, 2023
Mount Ita	March 9, 2023
Mount Etna	April 13, 2023
Mount Blanc	May 31, 2023
Mount Matterhorn	July 13, 2023
Mount Neblina	August 29, 2023
Mount Bandeira	January 5, 2024
Mount Hua	January 8, 2024
Mount Elbrus	January 11, 2024
Mount Denali	April 19, 2024
Mount Aconcagua	June 6, 2024
Mount Emai	June 13, 2024
During the years ended December 31, 2025, 2024 and 2023, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our vessels may not be recoverable, and concluded that there were no such indicators.